GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Schedule of Investments

September 30, 2025 (Unaudited)

Shares	Description		Value

Exchange Traded Funds – 46.3%
1,900	iShares Core S&P 500 ETF		$1,271,670
1,900	SPDR S&P 500 ETF Trust		1,265,742
2,100	Vanguard S&P 500 ETF		1,285,998

TOTAL EXCHANGE TRADED FUNDS (Cost $3,490,492)			$3,823,410

Shares	Dividend Rate		Value

Investment Company(a) – 20.1%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,664,879	4.042%		$1,664,879
Cost $1,664,879)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 34.7%
Federal Home Loan Bank Discount Notes
$ 400,000	0.000%	11/05/25	$ 398,373
265,000	0.000	11/26/25	263,319
U.S. Treasury Bills
200,000	0.000	10/02/25	199,978
250,000	0.000	10/14/25	249,635
100,000	0.000	10/28/25	99,697
465,300	0.000	11/06/25	463,430

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)
U.S. Treasury Bills – (continued)
$ 240,000	0.000%	11/13/25	$ 238,849
101,000	0.000	11/28/25	100,349
99,000	0.000	12/02/25	98,337
450,000	0.000	12/04/25	446,885
250,000	0.000	12/11/25	248,105
64,000	0.000	01/13/26	63,294

TOTAL SHORT-TERM INVESTMENTS (Cost $2,869,928)			$2,870,251

TOTAL INVESTMENTS – 101.1% (Cost $8,025,299)			$8,358,540

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%			(94,783)

NET ASSETS – 100.0%			$8,263,757

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS BUFFERED S&P 500 FUND — JAN/JUL

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	14	12/19/25	$4,717,125	$42,604

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$6,204.950	12/31/2025	12	$7,445,940	$83,181	$279,252	$(196,071)

Written option contracts
Calls
S&P 500 Index	6,762.780	12/31/2025	(12)	(8,115,336)	(212,949)	(90,072)	(122,877)

Puts
S&P 500 Index	5,894.700	12/31/2025	(12)	(7,073,640)	(50,448)	(189,108)	138,660

Total written option contracts			(24)	$(15,188,976)	$(263,397)	$(279,180)	$15,783

TOTAL			(12)	$(7,743,036)	$(180,216)	$72	$(180,288)

Investment Abbreviations:
ETF	— Exchange Traded Fund
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Schedule of Investments

September 30, 2025 (Unaudited)

Shares	Description		Value

Exchange Traded Funds – 45.8%
2,000	iShares Core S&P 500 ETF		$1,338,600
2,000	SPDR S&P 500 ETF Trust		1,332,360
2,200	Vanguard S&P 500 ETF		1,347,236

TOTAL EXCHANGE TRADED FUNDS (Cost $3,690,962)			$4,018,196

Shares	Dividend Rate		Value

Investment Company(a) – 18.8%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,645,242	4.042%		$1,645,242
(Cost $1,645,242)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 34.9%
Federal Home Loan Bank Discount Notes
$ 104,000	0.000%	10/22/25	$ 103,740
100,000	0.000	10/24/25	99,727
420,000	0.000	11/05/25	418,291
270,000	0.000	11/14/25	268,639
U.S. Treasury Bills
207,000	0.000	10/02/25	206,976
21,000	0.000	10/07/25	20,986
12,000	0.000	10/16/25	11,980

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)
U.S. Treasury Bills – (continued)
$ 100,000	0.000%	10/28/25	$ 99,697
210,000	0.000	11/04/25	209,206
722,000	0.000	11/06/25	719,099
146,400	0.000	11/28/25	145,457
143,600	0.000	12/02/25	142,638
450,000	0.000	12/04/25	446,885
70,000	0.000	12/11/25	69,469
101,000	0.000	01/13/26	99,885

TOTAL SHORT-TERM INVESTMENTS (Cost $3,062,520)			$3,062,675

TOTAL INVESTMENTS – 99.5% (Cost $8,398,724)			$8,726,113

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%			46,144

NET ASSETS – 100.0%			$8,772,257

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAR/SEP

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	14	12/19/25	$4,717,125	$42,310

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$6,459.610	02/27/2026	13	$8,397,493	$205,140	$290,576	$(85,436)

Written option contracts
Calls
S&P 500 Index	6,998.400	02/27/2026	(13)	(9,097,920)	(182,209)	(97,422)	(84,787)

Puts
S&P 500 Index	6,136.600	02/27/2026	(13)	(7,977,580)	(136,017)	(193,167)	57,150

Total written option contracts			(26)	$(17,075,500)	$(318,226)	$(290,589)	$(27,637)

TOTAL			(13)	$(8,678,007)	$(113,086)	$(13)	$(113,073)

Investment Abbreviations:
ETF	— Exchange Traded Fund
SPDR	— Standard and Poor’s Depository Receipt

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Schedule of Investments

September 30, 2025 (Unaudited)

Shares	Description		Value

Exchange Traded Funds – 48.8%
1,800	iShares Core S&P 500 ETF		$1,204,740
1,800	SPDR S&P 500 ETF Trust		1,199,124
1,900	Vanguard S&P 500 ETF		1,163,522

TOTAL EXCHANGE TRADED FUNDS (Cost $3,239,880)			$3,567,386

Shares	Dividend Rate		Value

Investment Company(a) – 19.7%
Goldman Sachs Financial Square Government Fund — Institutional Shares
1,439,127	4.042%		$1,439,127
(Cost $1,439,127)

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – 35.5%
Federal Home Loan Bank Discount Notes
$ 416,000	0.000%	10/22/25	$ 414,960
100,000	0.000	10/24/25	99,727
100,000	0.000	11/05/25	99,593
U.S. Treasury Bills
232,000	0.000	10/02/25	231,974
190,000	0.000	10/14/25	189,723
100,000	0.000	10/28/25	99,697

Principal Amount	Interest Rate	Maturity Date	Value

Short-term Investments(b) – (continued)
$ 210,000	0.000%	11/04/25	$ 209,206
322,800	0.000	11/06/25	321,503
216,000	0.000	11/13/25	214,964
450,000	0.000	12/04/25	446,885
190,000	0.000	12/11/25	188,560
82,000	0.000	01/13/26	81,095

TOTAL SHORT- TERM INVESTMENTS (Cost $2,597,660)			$2,597,887

TOTAL INVESTMENTS – 104.0% (Cost $7,276,667)			$7,604,400

OTHER ASSETS IN EXCESS OF LIABILITIES – (4.0)%			(293,413)

NET ASSETS – 100.0%			$7,310,987

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an affiliated issuer.

(b)	Issued with a zero coupon. Income is recognized through the accretion of discount.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com

GOLDMAN SACHS BUFFERED S&P 500 FUND — MAY/NOV

Schedule of Investments (continued)

September 30, 2025 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At September 30, 2025, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P 500 E-Mini Index	13	12/19/25	$4,380,188	$39,288

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At September 30, 2025, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON EQUITIES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Puts
S&P 500 Index	$5,569.060	10/31/2025	11	$6,125,966	$5,044	$327,734	$(322,690)

Written option contracts
Calls
S&P 500 Index	6,202.260	10/31/2025	(11)	(6,822,486)	(578,547)	(96,173)	(482,374)

Puts
S&P 500 Index	$5,290.610	10/31/2025	(11)	$(5,819,671)	$(3,306)	$(231,561)	$228,255

Total written option contracts			(22)	$(12,642,157)	$(581,853)	$(327,734)	$(254,119)

TOTAL			(11)	$(6,516,191)	$(576,809)	$—	$(576,809)

Investment Abbreviations:
ETF	— Exchange Traded Fund
SPDR	— Standard and Poor’s Depository Receipt